Business Combinations - Other Acquisitions and Unaudited Pro Forma Financial Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Apr. 30, 2020	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Business Acquisition [Line Items]
Goodwill				$ 491,519	$ 491,653	$ 495,135	$ 795,811	$ 795,811	$ 491,653	$ 1,112,820	$ 1,434,047
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Unaudited pro forma information
Revenue								$ 421,370	$ 241,931
Net loss from continuing operations								$ (47,620)	(291,207)
Reorganization items, net						$ 3,361,251			$ 3,400,000
Impairment of intangible assets		$ 200,100				$ 200,134				$ 321,340
Pluma.
Business Acquisition [Line Items]
Purchase price paid	$ 22,000
Goodwill	17,800
Intangible assets	$ 8,700
Pluma. | Customer relationships
Business Acquisition [Line Items]
Weighted average life	7 years 4 months 24 days